Income Taxes - Schedule Of Components Of Income Tax Expense Or Benefit (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current income tax provision
Federal					$ 9,087
State					5,738
Total current provision					14,825	$ 0
Deferred income tax benefit
Federal					(3,504)
State					(3,003)
Total deferred benefit			$ 3,153	$ (688)	(6,507)	0
Provision for income taxes	$ 8,454	$ 2,403	$ 13,036	$ 2,403	$ 8,318	$ 0